Dividends	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends	Dividends

Interim dividends

	$ per share			$ million
	2024	2023	2022	2024	2023	2022
Cash:
March	0.344	0.2875	0.24	2,210	2,030	1,829
June	0.344	0.2875	0.25	2,177	1,984	1,850
September	0.344	0.3310	0.25	2,169	2,179	1,818
December	0.344	0.3310	0.25	2,112	2,196	1,786
Total	1.376	1.237	0.99	8,668	8,389	7,283
On January 30, 2025, the Directors announced a further interim dividend in respect of 2024 of $0.3580 per ordinary share. The total dividend is payable on March 24, 2025, to shareholders on the register at February 14, 2025.
Shareholders will be able to elect to receive their dividends in US dollars, sterling or euros.